Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG (Reconciliation of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for the Computation of Basic EPS to the Adjusted Amounts for the Computation of Diluted EPS) (Details) (JPY ¥)
In Millions, except Share data in Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income (loss) (Numerator):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 461,796	¥ 859,819	¥ (1,468,040)
Income allocable to preferred shareholders:
Cash dividends paid	(20,940)	(21,678)	(6,399)
Beneficial conversion feature (Note 15)			(9,478)
Effect of induced conversion of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 3)			(7,676)
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	440,856	838,141	(1,491,593)
Effect of dilutive instruments (Numerator):
Convertible preferred stock - Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd	(1,232)	(1,123)
Stock options - kabu.com Securities	0	(1)
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 439,624	¥ 837,017	¥ (1,491,593)
Shares (Denominator):
Weighted average common shares outstanding, Basic	14,131,567	12,324,315	10,821,091
Effect of dilutive instruments (Denominator):
Convertible preferred stock	1	1
Stock options	13,169	8,365
Weighted average common shares outstanding, diluted computation	14,144,737	12,332,681	10,821,091
Basic earnings (loss) per common share-net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥ 31.20	¥ 68.01	¥ (137.84)
Diluted earnings (loss) per common share-net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥ 31.08	¥ 67.87	¥ (137.84)